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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Radcliffe Capital Management, L.P.
                 (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 -----------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 -----------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 -----------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Maria R. McGarry           Bala Cynwyd, PA    November 15, 2010
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $388,147
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                           VALUE  SHARES/   SH/ PUT/ INVESTMENT  OTHER   -------------------------
       NAME OF ISSUER          TITLE OF CLASS   CUSIP     x 1000 PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- --------- ----
ADC Telecommunications Inc     CONVRT BOND    000886AB7    8,564  8,647,000 PRN      SOLE                 4,572,000 4,075,000
ADC Telecommunications Inc     CONVRT BOND    000886AE1      994  1,000,000 PRN      SOLE                           1,000,000
Advanced Micro Devices Inc     CONVRT BOND    007903AN7   19,597 19,281,000 PRN      SOLE                19,281,000
Alliant Techsystems Inc        CONVRT BOND    018804AN4   16,599 16,465,000 PRN      SOLE                16,465,000
Amkor Technology Inc           CONVRT BOND    031652AX8    5,018  5,070,000 PRN      SOLE                 5,070,000
Avatar Holdings Inc            CONVRT BOND    053494AF7   16,480 16,519,000 PRN      SOLE                16,519,000
Bill Barrett Corp              CONVRT BOND    06846NAA2   13,267 13,100,000 PRN      SOLE                13,100,000
BRE Properties Inc             CONVRT BOND    05564EBH8   12,119 11,650,000 PRN      SOLE                11,650,000
CEDC                           CONVRT BOND    153435AA0    1,807  2,000,000 PRN      SOLE                 2,000,000
Century Aluminum Co            CONVRT BOND    156431AE8    9,556  9,815,000 PRN      SOLE                 9,815,000
Charming Shoppes Inc           CONVRT BOND    161133AE3    8,098  9,750,000 PRN      SOLE                 5,667,000 4,083,000
China Hydroelectric Corp       Equity         16949D101      571     97,200 SHS      SOLE                    97,200
Covanta Holding Corp           CONVRT BOND    22282EAA0   18,206 18,829,000 PRN      SOLE                18,829,000
Eastman Kodak Co               CONVRT BOND    277461BE8      133    133,000 PRN      SOLE                   133,000
Energy Conversion Devices Inc  CONVRT BOND    292659AA7    2,103  3,000,000 PRN      SOLE                 3,000,000
Euronet Worldwide Inc          CONVRT BOND    298736AF6    5,866  6,000,000 PRN      SOLE                 3,000,000 3,000,000
Evergreen Solar Inc            CONVRT BOND    30033RAC2    2,535  6,669,000 PRN      SOLE                 6,669,000
FuelCell Energy Inc            Equity         35952H106      139    112,970 SHS      SOLE                   112,970
GenCorp Inc                    CONVRT BOND    368682AL4   12,121 12,500,000 PRN      SOLE                12,500,000
Global Crossing Ltd            CONVRT BOND    37932JAA1   28,521 28,445,000 PRN      SOLE                25,850,000 2,595,000
Hanover Compressor Co          CONVRT BOND    410768AE5    1,830  1,900,000 PRN      SOLE                 1,060,000   840,000
Iconix Brand Group Inc         CONVRT BOND    451055AB3    9,108  9,357,000 PRN      SOLE                 7,352,000 2,005,000
Jazz Technology Inc            CONVRT BOND    47214EAA0    2,411  2,400,000 PRN      SOLE                 1,200,000 1,200,000
Kulicke & Soffa Industries Inc CONVRT BOND    501242AT8    1,661  1,781,000 PRN      SOLE                 1,781,000
L-1 Identity Solutions Inc     CONVRT BOND    50212AAB2    2,812  2,820,000 PRN      SOLE                 1,410,000 1,410,000
LDK Solar Co Ltd               CONVRT BOND    50183LAB3    1,951  2,000,000 PRN      SOLE                 2,000,000
Level 3 Communications Inc     CONVRT BOND    52729NBF6   18,577 18,570,000 PRN      SOLE                18,570,000
Lifetime Brands Inc            CONVRT BOND    53222QAB9    4,974  5,000,000 PRN      SOLE                 5,000,000
Lucent Technologies Inc        CONVRT BOND    549463AH0    7,709  8,500,000 PRN      SOLE                 5,500,000 3,000,000
Masco Corp                     CONVRT BOND    574599BB1    4,429  8,500,000 PRN      SOLE                 8,500,000
Mentor Graphics Corp           CONVRT BOND    587200AF3    5,517  5,313,000 PRN      SOLE                 2,656,000 2,657,000
MF Global Holdings Ltd         CONVRT BOND    55276YAB2    5,796  5,000,000 PRN      SOLE                 2,500,000 2,500,000
Nash Finch Co                  CONVRT BOND    631158AD4    4,968  9,950,000 PRN      SOLE                 6,462,000 3,488,000
Newport Corp                   CONVRT BOND    651824AB0   18,135 18,513,000 PRN      SOLE                17,063,000 1,450,000
ON Semiconductor Corp          CONVRT BOND    682189AD7    2,438  2,000,000 PRN      SOLE                 2,000,000
Penn Virginia Corp             CONVRT BOND    707882AA4    3,162  3,250,000 PRN      SOLE                 1,750,000 1,500,000
Pixelworks Inc                 CONVRT BOND    72581MAB3    2,655  2,720,000 PRN      SOLE                 2,720,000
SESI LLC                       CONVRT BOND    78412FAH7    6,337  6,500,000 PRN      SOLE                 6,500,000
Sirius Satellite Radio Inc     CONVRT BOND    82966UAD5   19,400 19,537,000 PRN      SOLE                19,537,000
Sonic Automotive Inc           CONVRT BOND    83545GAK8    5,224  5,250,000 PRN      SOLE                 5,250,000
Spartan Stores Inc             CONVRT BOND    846822AE4    2,927  3,220,000 PRN      SOLE                 1,460,000 1,760,000
SunPower Corp                  CONVRT BOND    867652AA7   28,747 31,240,000 PRN      SOLE                27,025,000 4,215,000
Trina Solar Ltd                CONVRT BOND    89628EAA2    2,275  1,200,000 PRN      SOLE                 1,200,000
United Rentals Inc             CONVRT BOND    911365AH7   12,341 12,416,000 PRN      SOLE                12,416,000
Yingli Green Energy Holding Co CONVRT BOND    98584BAA1   30,469 26,400,000 PRN      SOLE                23,400,000 3,000,000

Records                                    45 Total Mkt  388,147
                                              Value
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